SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - OTHER INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	$ 632	$ 632	$ 477
Accumulated amortization	(84)	(84)	(73)
Finite-lived intangible assets, Net	548	548	404
Intangible assets amortization expense		11	10	$ 10
Future intangible asset amortization expense per year		18
Storage rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	138	138	138
Accumulated amortization	(25)	$ (25)	(22)
Amortization period		46 years
Development rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	322	$ 322	322
Accumulated amortization	(53)	$ (53)	(47)
Amortization period		50 years
Renewable energy and consumption permit [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	154	$ 154	0
Amortization period		20 years
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	18	$ 18	17
Accumulated amortization	(6)	$ (6)	$ (4)
Other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period		10 years
Sempra Mexico [Member] | Renewable energy and consumption permit [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 154